UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2005
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:
Suncoast Equity Management
Address:
14502 N Dale Mabry

Suite 200

Tampa, FL 33618

13F File Number:
28-11066
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Sean Wright

Title:
Director of Operations

Phone:
813-963-0502

Sean Wright
Tampa, Fl
August 11, 2005




Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
0
Form 13F Information Table Value Total:
0


List of Other Included Managers:





No.  13F File Number
Name




	FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL SOLE
------------------------------ --------------   --------- -------- -------- --- ---- ----
AMERICAN EXPRESS CO            COM              025816109     7484   140615 SH       SOLE
AMGEN                          COM              031162100     5662    93658 SH       SOLE
ANHUESER-BUSCH  	       COM		035229103     4797   104870 SH       SOLE
BERKSHIRE HATHAWAY B           COM              084670207     7060     2530 SH       SOLE
COLGATE PALMOLIVE              COM              194162103     4857    97330 SH       SOLE
DELL INC                       COM		24702R101     7394   187390 SH       SOLE
GENERAL ELECTRIC               COM              369604103     6273   181059 SH       SOLE
GILLETTE                       COM              375766102     3831    75682 SH       SOLE
HARLEY DAVIDSON INC            COM              412822108     6572   132500 SH       SOLE
HERSHEY FOODS         	       COM              427866108     8291   133520 SH       SOLE
LAB CORP AMERICA               COM              50540R409     6291   126076 SH       SOLE
MEDTRONIC INC                  COM              585066106     6554   126554 SH       SOLE
MICROSOFT                      COM              594918104     6611   266165 SH       SOLE
PATTERSON INC                  COM              703395103     7024   155855 SH       SOLE
PFIZER INC                     COM              717081103     4565   165540 SH       SOLE
SHERWIN WILLIAMS               COM              824348106     8262   175465 SH       SOLE
MCGRAW HILL		       COM              580645109     8077   182545 SH       SOLE
BECTON DICKINSON               COM              075887109     3369    64215 SH       SOLE
PEPSICO INC                    COM              713448108     5413   100375 SH       SOLE